Summary of Significant Accounting Policies (Details) - Schedule of Exchange Rates	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Exchange Rates [Abstract]
Balance sheet items, except for equity accounts	7.0999	6.8972
Items in the statements of operations and comprehensive (loss) income, and statements of cash flows	7.0809	6.729	6.4508